Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
General and administrative	$ 463,739	$ 270,391	$ 829,019	$ 594,904	$ 1,137,175	$ 1,488,238
Research and development	153,176	148,000	308,466	297,350	599,329	688,286
Total operating expenses	616,915	418,391	1,137,485	892,254	1,736,504	2,176,524
Loss from operations	(616,915)	(418,391)	(1,137,485)	(892,254)	(1,736,504)	(2,176,524)
Loss on extinguishment of debt and other liabilities in exchange for equity			(323,996)			(166,382)
Interest expense	(190,606)	(70,533)	(331,316)	(151,645)	(404,661)	(136,243)
Foreign currency transaction gain (loss)	(8,616)	11,711	29,942	26,354	26,132	(112,641)
Net loss attributable to Common Stockholders	$ (816,137)	$ (477,213)	$ (1,762,855)	$ (1,017,545)	$ (2,115,033)	$ (2,591,790)
Net loss per common share - basic and diluted	$ (0.01)	$ (0.12)	$ (0.04)	$ (0.26)	$ (0.54)	$ (0.77)
Weighted average common shares outstanding - basic and diluted	86,606,705	3,872,076	49,320,761	3,872,076	3,908,479	3,351,105